Income tax expense - Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax		₩ 4,222,847	$ 2,857,136	₩ 3,517,453	₩ 4,547,570
Tax calculated at statutory tax rate	[1],[2]	1,014,678		859,608	1,171,389
Adjustments to net income
Effect of income that is exempt from taxation		(46,946)		(37,500)	(73,488)
Effect of expenses that are not deductible in determining taxable income		53,719		12,163	26,793
Adjustments recognized in the current period in relation to the current tax of prior periods		(36,205)		(22,456)	(14,088)
Others		66,132		78,744	67,890
Sub-total		36,700		30,951	7,107
Income tax expense		₩ 1,051,378	$ 711,352	₩ 890,559	₩ 1,178,496
Effective tax rate		24.90%	24.90%	25.32%	25.90%
Description of applicable tax rate by taxable income		The applicable income tax rate in 2023 and 2024 : 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate in 2023 and 2024 : 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate in 2023 and 2024 : 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.	The applicable income tax rate in 2022 : 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.

[1]	The applicable income tax rate in 2022 : 11% up to 200 million Won in tax basis, 22% over 200 million Won to 20 billion Won, 24.2% over 20 billion Won to 300 billion Won and 27.5% over 300 billion Won.
[2]	The applicable income tax rate in 2023 and 2024 : 9.9% up to 200 million Won in tax basis, 20.9% over 200 million Won to 20 billion Won, 23.1% over 20 billion Won to 300 billion Won and 26.4% over 300 billion Won.